Non-cash operating items - Changes in Non-Cash Operating Items (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Changes In Non Cash Operating Items [Abstract]
Accounts receivable	$ (45,818)	$ 297
Fuel and natural gas in storage	(4,385)	4,488
Supplies and consumable inventory	(1,864)	134
Income taxes receivable	(557)	39
Prepaid expenses	(2,755)	(5,197)
Accounts payable	7,525	19,596
Accrued liabilities	12,377	11,503
Current income tax liability	(3,190)	(3,222)
Net regulatory assets and liabilities	(46,344)	(11,492)
Changes in non-cash operating items	$ (85,011)	$ 16,146